General information, details (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.00%	49.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	21.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		19.00%
[MajorCustomerEMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	38.00%